Note 45 (Tables)	6 Months Ended
Jun. 30, 2024
Related party transactions [abstract]
Balances arising from transactions with entities of the group [Table Text Block]
The balances of the main captions in the condensed consolidated balance sheets arising from the transactions carried out by the BBVA Group with associates and joint venture entities accounted for using the equity method are as follows:

Balances arising from transactions with entities related to the Group (Millions of Euros)
	June 2024	December 2023
Assets
Loans and advances to credit institutions	10	5
Loans and advances to customers	522	791
Debt securities	2	4
Liabilities
Deposits from credit institutions	—	—
Customer deposits	114	134
Memorandum accounts
Financial guarantees given	140	177
Other commitments given	797	595
Loan commitments given	117	119

Balances of consolidated income statement arising from transactions with entities of the group [Table Text Block]
The balances of the main aggregates in the condensed consolidated income statements resulting from transactions with associates and joint venture entities are as follows:

Balances of consolidated income statement arising from transactions with entities related to the Group (Millions of Euros)
	June 2024	June 2023
Income statement
Interest and other income	21	15
Interest expense	3	2
Fee and commission income	2	2
Fee and commission expense	26	23

Transactions with members of the Board of Directors and Senior Management [Table Text Block]
The amount and nature of the main transactions carried out with members of the Board of Directors and Senior Management of the Bank, or their respective related parties, are shown below.

Balance (thousands of Euros)
	June 30, 2024				December 31, 2023
	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management	Directors	Related parties of Directors	Senior Management (1)	Related parties of Senior Management
Loans and credits	402	232	5,123	709	531	243	5,553	727
Bank guarantees	—	—	10	—	—	—	10	—
(1) Excluding executive directors.